As filed with the Securities and Exchange Commission on September 10, 1999


Registration No. 333-84697

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / X /

PRE-EFFECTIVE AMENDMENT NO.  2                                 / X /

POST-EFFECTIVE AMENDMENT NO.                                   /   /


                        OPPENHEIMER QUEST FOR VALUE FUNDS
               (Exact Name of Registrant as Specified in Charter)

            Two World Trade Center, New York, New York 10048-0203
                   (Address of Principal Executive Offices)

                                 212-323-0200
                         (Registrant's Telephone Number)

                             Andrew J. Donohue, Esq.
                  Executive Vice President & General Counsel
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
                                (212) 323-0256
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B and Class C shares of beneficial interest, without par value, of Oppenheimer Quest Balanced Value Fund, a series of Registrant

It is proposed that this filing will become effective on September 13, 1999 in accordance with Section 8(a) of the Securities Act of 1933.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.




                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Quest Capital Value Fund, Inc.
and Prospectus for Oppenheimer Quest Balanced Value Fund*

Part B

Statement of Additional Information*

Part C

Other Information*
Signatures
Exhibits*



*Incorporated by reference from the initial Registration Statement of the Registrant (Reg. No.: 333-84697) on Form N-14 filed with the Securities and Exchange Commission on August 6, 1999

                                    FORM N-14
                      OPPENHEIMER QUEST BALANCED VALUE FUND

Cross Reference Sheet

Part A of Form N-14
Item No.  Proxy Statement and Prospectus Heading and/or Title of Document**
1.    (a)   Cross Reference Sheet
      (b)   Front Cover Page
      (c)   *
2.    (a)   *
      (b)   Table of Contents
3.    (a)   Comparative Fee Tables
      (b)   Synopsis
      (c)   Principal Risk Factors
4.         (a)    Synopsis;  Approval or  Disapproval  of the  Reorganization;
            Comparison  between  Capital  Value Fund and Balanced  Value Fund;
            Method of Carrying Out the Reorganization; Additional Information
      (b)   Approval or Disapproval  of the  Reorganization  -  Capitalization
            Table
5.         (a)    Prospectus  of  Balanced   Value  Fund;   Annual  Report  of
            Balanced  Value  Fund;  Statement  of  Additional  Information  of
            Balanced  Value Fund (see Part B);  Synopsis;  Comparison  Between
            Capital Value Fund and Balanced Value Fund
      (b)   *
      (c)   *
      (d)   *
      (e)   Additional Information
      (f)   Additional Information
6.          (a)  Prospectus of Capital Value Fund (see Part B); Annual Report of
            Capital Value Fund (see Part B); Statement of Additional Information
            of Capital  Value Fund (see Part B);  Synopsis;  Comparison  Between
            Capital Value Fund and Balanced Value Fund
      (b)   Additional Information
      (c)   *
      (d)   *
7.    (a)   Introduction; Synopsis
      (b)   *
      (c)   Introduction;  Synopsis;  Comparison  Between  Capital  Value Fund
            and           Balanced Value Fund
8.    (a)   *
      (b)   *
9.          *

Part B of Form N-14
Item No.    Statement of Additional Information Heading**
10.         Cover Page
11.         Table of Contents
12.   (a)   Statement of Additional Information of Balanced Value Fund
      (b)   *
      (c)   *
13    (a)   Statement of Additional Information of  Capital Value Fund
      (b)   *
      (c)   *
14.         Statement  of  Additional   Information   of  Balanced  Value  Fund;
            Statement of Additional  Information  of Capital Value Fund;  Annual
            Report of Capital Value Fund at 10/31/98;  Annual Report of Balanced
            Value Fund at 10/31/98;  Semi-Annual Report of Capital Value Fund at
            4/30/99; Semi-Annual Report of Balanced Value Fund at 4/30/99.

Part C of Form N-14
Item No.    Other Information Heading**
15.         Indemnification
16.         Exhibits
17.         Undertakings

---------------
* Not Applicable or negative answer

**Incorporated by reference from the initial Registration Statement of the Registrant (Reg. No.: 333-84697) on Form N-14 filed with the Securities and Exchange Commission on August 6, 1999

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York on the 9th day of September, 1999.

                                    OPPENHEIMER QUEST FOR VALUE FUNDS
                                    By: /s/Bridget A. Macaskill
                                    Bridget A. Macaskill
                                    Chairman of the Board and President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                    Title                         Date
/s/Bridget A. Macaskill       Chairman of the Board,   September 9, 1999
_______________________       President (Principal
Bridget A. Macaskill          Executive Officer) and
                              Trustee

                              Treasurer (Principal
/s/Brian Wixted               Financial Officer)       September 9, 1999
-----------------------
Brian Wixted

/s/Paul Y. Clinton            Trustee                  September 9, 1999
-----------------------
Paul Y. Clinton

/s/Thomas W. Courtney         Trustee                  September 9, 1999
-----------------------
Thomas W. Courtney

/s/Robert G. Galli            Trustee
_______________________                                September 9, 1999
Robert G. Galli

/s/Lacy B. Herrmann           Trustee                  September 9, 1999
-----------------------
Lacy B. Herrmann

/s/George Loft                Trustee                  September 9, 1999
-----------------------
George Loft

By: /s/Robert G. Zack
-----------------------
Robert G. Zack, Attorney-in-fact